Convertible Preferred Stock and Stockholders' Equity (Details 2) (USD $)	6 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended		12 Months Ended									8 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	6 Months Ended		12 Months Ended						1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 30, 2011 Convertible promissory notes	Feb. 25, 2011 Convertible promissory notes	Sep. 30, 2014 Revolving line of credit	Nov. 30, 2013 Vulcan	Dec. 31, 2013 Common Stock Purchase Warrants	Aug. 29, 2013 Common Stock Purchase Warrants Revolving line of credit	Jun. 30, 2014 Common Stock Purchase Warrants Revolving line of credit	Dec. 31, 2013 Common Stock Purchase Warrants Revolving line of credit	Jun. 13, 2012 Common Stock Purchase Warrants Revolving line of credit Draws on credit facility at any time after issuance date	Jun. 13, 2013 Common Stock Purchase Warrants Revolving line of credit Draws on credit facility at any time after issuance date	Jun. 13, 2013 Common Stock Purchase Warrants Revolving line of credit Advances greater than $4.0 million at any time after issuance date	Jun. 13, 2012 Common Stock Purchase Warrants Revolving line of credit Advances greater than $4.0 million at any time after issuance date	Nov. 30, 2013 Common Stock Purchase Warrants Vulcan	Dec. 31, 2013 Common Stock Purchase Warrants Vulcan	Jun. 29, 2012 Common Stock Purchase Warrants Yahoo Auto Buying Program Yahoo	Apr. 12, 2012 Common Stock Purchase Warrants Yahoo Auto Buying Program Yahoo	Dec. 31, 2012 Common Stock Purchase Warrants Yahoo Auto Buying Program Yahoo	Dec. 31, 2012 Common Stock Purchase Warrants Yahoo Auto Buying Program Yahoo Minimum	Dec. 31, 2012 Common Stock Purchase Warrants Yahoo Auto Buying Program Yahoo Maximum	Apr. 29, 2011 Common Stock Purchase Warrants Honk LLC	Oct. 01, 2011 Common Stock Purchase Warrants ALG, Inc.	Dec. 31, 2012 Common Stock Purchase Warrants ALG, Inc.	Feb. 25, 2011 Common Stock Purchase Warrants Third Party Marketing Firm	Jun. 30, 2014 Common Stock Purchase Warrants Third Party Marketing Firm	Jun. 30, 2013 Common Stock Purchase Warrants Third Party Marketing Firm	Dec. 31, 2013 Common Stock Purchase Warrants Third Party Marketing Firm	Dec. 31, 2012 Common Stock Purchase Warrants Third Party Marketing Firm	Dec. 31, 2011 Common Stock Purchase Warrants Third Party Marketing Firm	Dec. 31, 2013 Common Stock Purchase Warrants Third Party Marketing Firm Minimum	Dec. 31, 2012 Common Stock Purchase Warrants Third Party Marketing Firm Minimum	Dec. 31, 2011 Common Stock Purchase Warrants Third Party Marketing Firm Minimum	Dec. 31, 2013 Common Stock Purchase Warrants Third Party Marketing Firm Maximum	Dec. 31, 2012 Common Stock Purchase Warrants Third Party Marketing Firm Maximum	Dec. 31, 2011 Common Stock Purchase Warrants Third Party Marketing Firm Maximum	Apr. 30, 2013 Common Stock Purchase Warrants Third Party Marketing Firm First Amendment and Second Amendment	Dec. 31, 2013 Common Stock Purchase Warrants Third Party Marketing Firm Third Amendment and Fourth Amendment	Jun. 30, 2014 Common Stock Purchase Warrants Third Party Marketing Firm Fourth Amendment	May 31, 2014 Common Stock Purchase Warrants USAA	Jun. 30, 2014 Common Stock Purchase Warrants USAA	Nov. 24, 2009 Common Stock Purchase Warrants USAA Warrants agreement entered on March 12, 2009	Jun. 25, 2010 Common Stock Purchase Warrants USAA Warrants agreement entered on June 25, 2010	Dec. 31, 2011 Common Stock Purchase Warrants USAA Warrants agreement entered on June 25, 2010	Dec. 31, 2011 Common Stock Purchase Warrants USAA Warrants agreement entered on June 25, 2010 Minimum	Dec. 31, 2011 Common Stock Purchase Warrants USAA Warrants agreement entered on June 25, 2010 Maximum	Jan. 02, 2012 Common Stock Purchase Warrants USAA Warrants agreement entered on January 1, 2012	Jun. 30, 2014 Common Stock Purchase Warrants USAA Warrants agreement entered on January 1, 2012	Jun. 30, 2013 Common Stock Purchase Warrants USAA Warrants agreement entered on January 1, 2012	Dec. 31, 2013 Common Stock Purchase Warrants USAA Warrants agreement entered on January 1, 2012	Dec. 31, 2012 Common Stock Purchase Warrants USAA Warrants agreement entered on January 1, 2012	Dec. 31, 2013 Common Stock Purchase Warrants USAA Warrants agreement entered on January 1, 2012 Minimum	Dec. 31, 2012 Common Stock Purchase Warrants USAA Warrants agreement entered on January 1, 2012 Minimum	Dec. 31, 2013 Common Stock Purchase Warrants USAA Warrants agreement entered on January 1, 2012 Maximum	Dec. 31, 2012 Common Stock Purchase Warrants USAA Warrants agreement entered on January 1, 2012 Maximum	May 31, 2014 Common Stock Purchase Warrants USAA Affinity Group Marketing Agreement item	May 31, 2014 Common Stock Purchase Warrants USAA Affinity Group Marketing Agreement Tranche One	May 31, 2014 Common Stock Purchase Warrants USAA Affinity Group Marketing Agreement Tranche Two
Convertible Preferred Stock and Stockholders' Equity
Maximum number of shares under warrant agreement																					8,000,000							1,433,333																		1,653,333				1,042,666
Shares that may be purchased under warrant											66,666			26,666	26,666	66,666	66,666	666,666							5,724	4,231,416																			961,482		1,653,333												1,458,979	392,313	1,066,666
Shares vesting in increments on quarterly basis																					666,666
Exercise price of warrants (in dollars per share)											$ 7.92			$ 11.51	$ 7.92			$ 15.00				$ 11.51			$ 0.01	$ 7.95		$ 6.02																	$ 0.83	$ 2.12				$ 7.95										$ 7.95	$ 15.00
Number of warrant tranches																																																											2
Media placement costs per share for warrant vesting																												$ 27.90
Period of warrant																												8 years																		8 years				8 years
Period of warrant after expiration of the affinity agreement																																														90 days				90 days
Minimum shares under warrant to vest per month																																								44,800
Minimum shares under warrant to vest in first month of amendment																																									17,926
Minimum shares under warrant to vest in remaining months																																									35,842
Threshold expense for minimum vesting of shares under warrant																																								1,000,000	1,000,000
Extension period under warrant agreement amendment																																										6 months
Exercise of warrants	$ 9,461,000			$ 637,000
Proceeds from exercise of warrants	9,461,000			637,000																																							9,500,000
Number of shares cancelled under unvested warrants																				7,333,333
Warrant expense	4,668,000	1,262,000	3,740,000	1,990,000	2,112,000					400,000												100,000							2,300,000	700,000	2,500,000	1,600,000	1,700,000											1,200,000			400,000				700,000	400,000	1,100,000	300,000
Number of shares under warrants that have been earned																				666,666		666,666							343,665	268,800	604,266	207,710	277,685											136,755							203,803	154,294	415,349	31,201
Expected life													10 years						2 years				2 months 12 days	2 years 10 months 24 days		1 year								5 years 2 months 12 days	5 years 9 months 18 days	7 years 2 months 1 day	6 years 6 months	7 years 1 month 6 days	7 years 8 months 1 day									7 years 1 month 6 days	7 years 4 months 24 days						2 years	7 years	2 years 10 months 24 days	8 years
Risk-free interest rate (as a percent)													2.78%						0.31%				0.06%	0.50%		0.19%								0.63%	0.62%	1.38%	1.81%	1.39%	2.65%									2.39%	2.95%						0.29%	1.02%	0.52%	1.77%
Volatility (as a percent)																			49.40%			50.90%				45.00%							56.50%	51.50%	58.60%		59.50%	59.50%									50.00%								47.40%	50.00%	52.80%	58.60%
Fair Value Assumptions, Expected Dividend Rate													64.80%													0.00%
Shares issued for exercise of warrants												27,526															23,816																3,265,168
Threshold borrowings under the credit facility for higher number of shares under warrant														4,000,000		4,000,000	4,000,000
Amount drawn on credit facility			5,000,000					5,000,000			5,000,000
Aggregate purchase price for preferred stock and warrants					2,552,000				30,000,000									700,000
Cash proceeds on issuance							2,000,000
Interest rate (as a percent)							6.00%
Principal and accrued interest due amount of debt converted			$ 25,447,000		$ 2,060,000	$ 2,100,000
Number of shares of common stock issued upon debt conversion						259,098